Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.05%
Frontier Issuer LLC Series 2024-1 Class C144A%%	11.16%	6-20-2054	$180,000	$180,238
Total asset-backed securities (Cost $179,967)				180,238

	Shares
Common stocks: 28.20%
Communication services: 2.66%
Diversified telecommunication services: 0.36%
AT&T, Inc.#	64,576	1,234,047
Entertainment: 0.31%
NetEase, Inc.	55,600	1,061,584
Interactive media & services: 1.21%
Alphabet, Inc. Class A#	15,084	2,747,550
Meta Platforms, Inc. Class A#	2,921	1,472,827
		4,220,377
Media: 0.46%
Publicis Groupe SA	15,190	1,616,688
Wireless telecommunication services: 0.32%
SK Telecom Co. Ltd.	29,878	1,117,848
Consumer discretionary: 2.58%
Automobiles: 1.44%
Brilliance China Automotive Holdings Ltd.	1,076,000	1,131,246
General Motors Co.#	26,693	1,240,157
Honda Motor Co. Ltd.	115,300	1,232,618
Stellantis NV	43,826	866,898
Tesla, Inc.†#	2,687	531,704
		5,002,623
Broadline retail: 0.64%
Amazon.com, Inc.†#	11,557	2,233,390
Hotels, restaurants & leisure: 0.24%
Evolution AB144A	8,203	854,431
Household durables: 0.26%
Panasonic Holdings Corp.	110,500	904,522
Consumer staples: 1.55%
Beverages: 0.36%
Coca-Cola HBC AG	36,632	1,249,349
Consumer staples distribution & retail : 0.62%
Walmart, Inc.#	31,990	2,166,043
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Household products: 0.57%
Colgate-Palmolive Co.#	20,601	$1,999,121
Energy: 1.47%
Oil, gas & consumable fuels: 1.47%
ConocoPhillips#	12,535	1,433,753
Devon Energy Corp.#	27,188	1,288,711
Diamondback Energy, Inc.#	6,281	1,257,394
Shell PLC	31,548	1,130,194
		5,110,052
Financials: 5.32%
Banks: 2.12%
CaixaBank SA	207,081	1,096,226
China Construction Bank Corp. Class H	1,825,000	1,348,468
Citigroup, Inc.#	28,894	1,833,613
Credit Agricole SA	57,491	784,402
ING Groep NV	66,944	1,144,375
UniCredit SpA	31,913	1,182,704
		7,389,788
Capital markets: 2.12%
3i Group PLC	32,960	1,277,440
Ares Capital Corp.#	56,201	1,171,229
Blackstone Secured Lending Fund#	48,390	1,481,702
Intermediate Capital Group PLC	40,471	1,116,298
Man Group PLC	333,698	1,021,666
Oaktree Specialty Lending Corp.#	69,593	1,309,044
		7,377,379
Financial services: 0.37%
Corebridge Financial, Inc.#	43,770	1,274,582
Insurance: 0.71%
BB Seguridade Participacoes SA	157,591	928,333
Sompo Holdings, Inc.	73,000	1,558,549
		2,486,882
Health care: 2.53%
Biotechnology: 0.77%
Amgen, Inc.#	4,731	1,478,201
Gilead Sciences, Inc.#	17,824	1,222,904
		2,701,105
Health care equipment & supplies: 0.26%
Lantheus Holdings, Inc.†#	11,141	894,511
Pharmaceuticals: 1.50%
Eli Lilly & Co.#	1,954	1,769,112
GSK PLC	53,421	1,032,863
See accompanying notes to portfolio of investments
2 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Pharmaceuticals(continued)
Organon & Co.#	53,391	$1,105,194
Pfizer, Inc.#	46,821	1,310,052
		5,217,221
Industrials: 3.40%
Building products: 0.36%
Owens Corning#	7,212	1,252,869
Commercial services & supplies: 0.27%
SPIE SA	26,043	942,150
Construction & engineering: 0.34%
EMCOR Group, Inc.#	3,255	1,188,335
Electrical equipment: 0.98%
Atkore, Inc.#	6,195	835,891
nVent Electric PLC#	18,704	1,432,913
Signify NV144A	45,919	1,145,824
		3,414,628
Industrial conglomerates: 1.08%
Hitachi Ltd.	101,500	2,271,748
Siemens AG	7,951	1,479,248
		3,750,996
Trading companies & distributors: 0.37%
Ferguson PLC#	6,617	1,281,382
Information technology: 6.76%
Communications equipment: 0.41%
Arista Networks, Inc.†#	4,073	1,427,505
Semiconductors & semiconductor equipment: 2.45%
Broadcom, Inc.#	1,213	1,947,508
KLA Corp.#	1,610	1,327,461
NVIDIA Corp.#	26,494	3,273,069
Taiwan Semiconductor Manufacturing Co. Ltd. ADR#	11,476	1,994,643
		8,542,681
Software: 2.09%
Crowdstrike Holdings, Inc. Class A†#	3,140	1,203,217
Microsoft Corp.#	10,669	4,768,509
Open Text Corp.	43,360	1,302,020
		7,273,746
Technology hardware, storage & peripherals: 1.81%
Apple, Inc.#	16,758	3,529,570
Dell Technologies, Inc. Class C#	10,256	1,414,405
HP, Inc.#	38,331	1,342,352
		6,286,327
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Materials: 0.52%
Metals & mining: 0.52%
Alrosa PJSC (Acquired 5-6-2021, cost $65,232)♦†˃	42,660	$0
Fortescue Ltd.	60,699	866,940
Reliance, Inc.#	3,315	946,764
		1,813,704
Real estate: 1.11%
Hotel & resort REITs: 0.28%
Host Hotels & Resorts, Inc.#	55,243	993,269
Retail REITs : 0.42%
Simon Property Group, Inc.#	9,564	1,451,815
Specialized REITs : 0.41%
VICI Properties, Inc.#	50,239	1,438,845
Utilities: 0.30%
Multi-utilities: 0.30%
Engie SA	73,240	1,045,950
Investment Companies: 0.00%
Resolute Topco, Inc.‡†	5,151	10,302
Total common stocks (Cost $75,724,920)		98,226,047

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 42.65%
Basic materials: 0.17%
Chemicals: 0.17%
SCIH Salt Holdings, Inc.144A	6.63%	5-1-2029	$645,000	605,693
Communications: 4.26%
Advertising: 0.74%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	670,000	559,865
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	580,000	607,235
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	510,000	459,226
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	290,000	280,725
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	650,000	676,461
				2,583,512
Internet: 0.74%
Arches Buyer, Inc.144A	4.25	6-1-2028	420,000	375,009
Arches Buyer, Inc.144A	6.13	12-1-2028	415,000	344,262
Cablevision Lightpath LLC144A	3.88	9-15-2027	550,000	486,284
Cablevision Lightpath LLC144A	5.63	9-15-2028	375,000	302,371
Match Group Holdings II LLC144A	5.63	2-15-2029	1,125,000	1,080,610
				2,588,536
See accompanying notes to portfolio of investments
4 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media: 2.62%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25%	1-15-2034	$2,175,000	$1,650,950
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	1,700,000	1,439,180
CSC Holdings LLC144A	5.75	1-15-2030	930,000	351,026
CSC Holdings LLC144A	11.25	5-15-2028	430,000	374,481
CSC Holdings LLC144A	11.75	1-31-2029	555,000	473,334
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	380,000	357,423
DISH Network Corp.144A	11.75	11-15-2027	550,000	539,275
Nexstar Media, Inc.144A	5.63	7-15-2027	650,000	617,505
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	200,000	163,082
Scripps Escrow II, Inc.144A	5.38	1-15-2031	585,000	259,530
Sirius XM Radio, Inc.144A	4.13	7-1-2030	1,505,000	1,285,445
Townsquare Media, Inc.144A	6.88	2-1-2026	1,620,000	1,595,124
				9,106,355
Telecommunications: 0.16%
CommScope, Inc.144A	6.00	3-1-2026	365,000	320,305
ViaSat, Inc.144A	5.63	9-15-2025	240,000	232,860
				553,165
Consumer, cyclical: 7.96%
Airlines: 0.49%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	216,667	214,741
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	7-15-2027	379,563	357,926
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	790,000	751,654
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	500,000	364,989
				1,689,310
Apparel: 0.51%
Crocs, Inc.144A	4.13	8-15-2031	385,000	335,214
Crocs, Inc.144A	4.25	3-15-2029	1,000,000	911,477
Tapestry, Inc.	7.85	11-27-2033	505,000	531,899
				1,778,590
Auto manufacturers: 0.17%
Ford Motor Co.	4.75	1-15-2043	720,000	582,229
Auto parts & equipment: 0.66%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	405,000	422,666
American Axle & Manufacturing, Inc.	5.00	10-1-2029	825,000	756,586
ZF North America Capital, Inc.144A	6.75	4-23-2030	585,000	595,788
ZF North America Capital, Inc.144A	6.88	4-23-2032	510,000	527,266
				2,302,306
Distribution/wholesale: 0.23%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	805,000	807,561
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 5

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment: 1.36%
CCM Merger, Inc.144A	6.38%	5-1-2026	$2,015,000	$1,994,556
Churchill Downs, Inc.144A	4.75	1-15-2028	570,000	544,432
Churchill Downs, Inc.144A	6.75	5-1-2031	625,000	628,384
Cinemark USA, Inc.144A	5.25	7-15-2028	540,000	516,196
Cinemark USA, Inc.144A	5.88	3-15-2026	200,000	197,822
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.144A	6.63	5-1-2032	850,000	863,801
				4,745,191
Home builders: 0.31%
LGI Homes, Inc.144A	8.75	12-15-2028	570,000	593,714
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	225,000	215,459
Tri Pointe Homes, Inc.	5.70	6-15-2028	270,000	264,805
				1,073,978
Housewares: 0.20%
Newell Brands, Inc.	5.70	4-1-2026	690,000	681,515
Leisure time: 1.30%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	1,130,000	1,223,320
NCL Corp. Ltd.144A	5.88	2-15-2027	405,000	399,709
NCL Corp. Ltd.144A	7.75	2-15-2029	495,000	514,652
NCL Corp. Ltd.144A	8.13	1-15-2029	210,000	220,028
Sabre Global, Inc.144A	11.25	12-15-2027	1,350,000	1,312,308
Viking Cruises Ltd.144A	7.00	2-15-2029	865,000	869,609
				4,539,626
Retail: 2.73%
Bath & Body Works, Inc.144A	6.63	10-1-2030	260,000	260,812
Dave & Buster’s, Inc.144A	7.63	11-1-2025	325,000	326,619
FirstCash, Inc.144A	4.63	9-1-2028	405,000	380,571
FirstCash, Inc.144A	6.88	3-1-2032	880,000	879,882
Gap, Inc.144A	3.88	10-1-2031	855,000	713,746
Kohl’s Corp.	4.63	5-1-2031	915,000	765,422
Lithia Motors, Inc.144A	4.38	1-15-2031	510,000	454,023
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	515,000	499,803
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	940,000	897,665
Michaels Cos., Inc.144A	7.88	5-1-2029	530,000	340,096
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	735,000	726,135
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	930,000	905,698
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	640,000	691,224
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	720,000	711,307
Sonic Automotive, Inc.144A	4.88	11-15-2031	590,000	519,485
Victra Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	450,000	447,570
				9,520,058
Consumer, non-cyclical: 6.07%
Commercial services: 2.71%
Allied Universal Holdco LLC144A	7.88	2-15-2031	540,000	541,405
See accompanying notes to portfolio of investments
6 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00%	6-1-2029	$720,000	$630,277
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	20,000	19,940
Block, Inc.144A	6.50	5-15-2032	445,000	450,959
CoreCivic, Inc.	8.25	4-15-2029	1,475,000	1,524,618
GEO Group, Inc.144A	8.63	4-15-2029	1,060,000	1,085,658
GEO Group, Inc.144A	10.25	4-15-2031	1,015,000	1,061,984
Grand Canyon University	5.13	10-1-2028	1,000,000	901,810
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	280,000	211,377
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	935,000	503,030
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	650,000	640,525
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	740,000	550,691
Upbound Group, Inc.144A	6.38	2-15-2029	1,390,000	1,333,414
				9,455,688
Food: 0.41%
B&G Foods, Inc.144A	8.00	9-15-2028	1,390,000	1,412,554
Healthcare-services: 2.49%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	750,000	618,369
CHS/Community Health Systems, Inc.144A	5.63	3-15-2027	475,000	442,323
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	435,000	452,742
Concentra Escrow Issuer Corp.144A%%	6.88	7-15-2032	340,000	344,474
Eastern Maine Healthcare Systems	5.02	7-1-2036	1,000,000	896,912
IQVIA, Inc.144A	6.50	5-15-2030	760,000	771,430
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	750,000	528,519
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	1,050,000	928,421
Star Parent, Inc.144A	9.00	10-1-2030	930,000	976,404
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	350,000	353,547
Tenet Healthcare Corp.	6.75	5-15-2031	1,490,000	1,512,369
Toledo Hospital	6.02	11-15-2048	1,000,000	851,160
				8,676,670
Pharmaceuticals: 0.46%
AdaptHealth LLC144A	5.13	3-1-2030	1,000,000	874,756
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	690,000	712,064
				1,586,820
Energy: 7.63%
Energy-alternate sources: 0.81%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	2,460,000	1,090,963
TerraForm Power Operating LLC144A	5.00	1-31-2028	1,805,000	1,724,089
				2,815,052
Oil & gas: 1.69%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	1,345,000	1,359,704
California Resources Corp.144A	8.25	6-15-2029	715,000	729,905
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	885,000	901,877
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	585,000	609,975
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 7

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75%	2-1-2029	$160,000	$154,827
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	215,000	205,203
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	60,000	63,945
Nabors Industries Ltd.144A	7.50	1-15-2028	725,000	691,798
Nabors Industries, Inc.144A	9.13	1-31-2030	950,000	984,138
Talos Production, Inc.144A	9.00	2-1-2029	170,000	178,423
				5,879,795
Oil & gas services: 0.83%
Bristow Group, Inc.144A	6.88	3-1-2028	1,885,000	1,850,106
Oceaneering International, Inc.	6.00	2-1-2028	1,060,000	1,047,880
				2,897,986
Pipelines: 4.30%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	1,380,000	1,392,417
Buckeye Partners LP144A	4.50	3-1-2028	475,000	446,218
Buckeye Partners LP	5.85	11-15-2043	425,000	364,728
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	1,425,000	1,350,794
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	760,000	788,346
DT Midstream, Inc.144A	4.13	6-15-2029	190,000	175,531
DT Midstream, Inc.144A	4.38	6-15-2031	250,000	227,706
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	155,000	162,129
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	275,000	271,246
EnLink Midstream Partners LP	5.60	4-1-2044	1,045,000	926,858
Harvest Midstream I LP144A	7.50	9-1-2028	965,000	980,439
Harvest Midstream I LP144A	7.50	5-15-2032	470,000	477,213
Hess Midstream Operations LP144A	5.50	10-15-2030	315,000	304,392
Hess Midstream Operations LP144A	6.50	6-1-2029	145,000	146,996
Kinetik Holdings LP144A	5.88	6-15-2030	975,000	960,775
Kinetik Holdings LP144A	6.63	12-15-2028	175,000	177,793
Prairie Acquiror LP144A	9.00	8-1-2029	690,000	711,143
Rockies Express Pipeline LLC144A	6.88	4-15-2040	855,000	817,276
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,115,000	1,038,845
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	1,340,000	1,359,961
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,200,000	1,244,677
Venture Global LNG, Inc.144A	9.88	2-1-2032	600,000	653,055
				14,978,538
Financial: 8.04%
Banks: 2.44%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	2,015,000	1,905,652
Citigroup, Inc. Series V (U.S. SOFR+3.23%)ʊ±	4.70	1-30-2025	1,000,000	977,347
See accompanying notes to portfolio of investments
8 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88%	2-18-2026	$815,000	$771,322
Citizens Financial Group, Inc. Series F (5 Year Treasury Constant Maturity+5.31%)ʊ±	5.65	10-6-2025	2,000,000	1,939,507
Fifth Third Bancorp Series L (5 Year Treasury Constant Maturity+4.22%)ʊ±	4.50	9-30-2025	2,000,000	1,933,507
JPMorgan Chase & Co. Series HH (U.S. SOFR 3 Month+3.13%)ʊ±	4.60	2-1-2025	1,000,000	986,063
				8,513,398
Diversified financial services: 2.69%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	1,090,000	1,050,914
Encore Capital Group, Inc.144A	9.25	4-1-2029	565,000	588,770
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	325,000	333,279
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	485,000	447,398
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	415,000	427,792
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	855,000	836,843
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	610,000	613,564
Navient Corp.	5.00	3-15-2027	495,000	472,487
Navient Corp.	11.50	3-15-2031	210,000	231,300
OneMain Finance Corp.	9.00	1-15-2029	600,000	633,013
Oppenheimer Holdings, Inc.	5.50	10-1-2025	1,215,000	1,193,312
PRA Group, Inc.144A	5.00	10-1-2029	1,630,000	1,395,880
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	615,000	518,254
United Wholesale Mortgage LLC144A	5.50	4-15-2029	650,000	617,539
				9,360,345
Insurance: 1.17%
AmWINS Group, Inc.144A	4.88	6-30-2029	550,000	511,646
AmWINS Group, Inc.144A	6.38	2-15-2029	445,000	446,213
AssuredPartners, Inc.144A	5.63	1-15-2029	1,150,000	1,075,714
BroadStreet Partners, Inc.144A	5.88	4-15-2029	765,000	713,809
HUB International Ltd.144A	5.63	12-1-2029	365,000	345,181
HUB International Ltd.144A	7.25	6-15-2030	125,000	128,141
HUB International Ltd.144A	7.38	1-31-2032	840,000	851,829
				4,072,533
Investment Companies: 0.05%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	5-15-2027	175,000	164,259
REITS: 1.69%
Brandywine Operating Partnership LP	8.88	4-12-2029	540,000	562,481
Iron Mountain, Inc.144A	4.50	2-15-2031	670,000	604,793
Iron Mountain, Inc.144A	5.25	7-15-2030	1,615,000	1,535,034
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A%%	7.00	7-15-2031	545,000	549,769
Service Properties Trust	8.38	6-15-2029	1,175,000	1,155,032
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 9

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
Service Properties Trust144A	8.63%	11-15-2031	$1,035,000	$1,078,795
Starwood Property Trust, Inc.	4.75	3-15-2025	400,000	394,950
				5,880,854
Industrial: 4.07%
Aerospace/defense: 0.34%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	480,000	529,496
TransDigm, Inc.144A	6.63	3-1-2032	650,000	656,538
				1,186,034
Building materials: 0.72%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	1,580,000	1,549,026
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	935,000	942,295
				2,491,321
Electronics: 0.06%
Sensata Technologies, Inc.144A	6.63	7-15-2032	200,000	201,431
Hand/machine tools: 0.67%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	1,000,000	1,085,945
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	1,250,561	1,244,539
				2,330,484
Machinery-diversified: 0.60%
Chart Industries, Inc.144A	7.50	1-1-2030	400,000	413,346
Chart Industries, Inc.144A	9.50	1-1-2031	315,000	341,291
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	1,365,000	1,323,117
				2,077,754
Packaging & containers: 1.00%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	600,000	589,574
Berry Global, Inc.144A	5.63	7-15-2027	600,000	590,295
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	780,000	763,351
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	300,000	305,997
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	575,000	574,002
Owens-Brockway Glass Container, Inc.144A	7.38	6-1-2032	440,000	440,511
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	225,000	231,659
				3,495,389
Transportation: 0.09%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	325,000	323,782
Trucking & leasing: 0.59%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	400,000	399,077
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	560,000	542,946
See accompanying notes to portfolio of investments
10 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trucking & leasing(continued)
Fortress Transportation & Infrastructure Investors LLC144A	7.00%	5-1-2031	$790,000	$807,110
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	310,000	314,385
				2,063,518
Technology: 1.96%
Computers: 0.45%
Insight Enterprises, Inc.144A	6.63	5-15-2032	215,000	218,325
McAfee Corp.144A	7.38	2-15-2030	390,000	360,303
Seagate HDD Cayman	8.25	12-15-2029	125,000	134,062
Seagate HDD Cayman	8.50	7-15-2031	805,000	867,004
				1,579,694
Office/business equipment: 0.09%
Zebra Technologies Corp.144A	6.50	6-1-2032	295,000	298,321
Software: 1.42%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,060,000	975,941
Cloud Software Group, Inc.144A	6.50	3-31-2029	635,000	609,800
Cloud Software Group, Inc.144A	8.25	6-30-2032	555,000	565,681
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,165,000	1,130,307
Rocket Software, Inc.144A	9.00	11-28-2028	625,000	635,157
SS&C Technologies, Inc.144A	5.50	9-30-2027	600,000	590,824
SS&C Technologies, Inc.144A	6.50	6-1-2032	445,000	448,870
				4,956,580
Utilities: 2.49%
Electric: 2.49%
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	650,000	674,092
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054	580,000	582,231
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	495,000	468,434
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	780,000	799,867
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	1,740,000	1,610,573
PG&E Corp.	5.25	7-1-2030	1,630,000	1,556,692
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	825,000	759,372
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	1,155,000	1,144,964
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	420,000	434,317
Vistra Operations Co. LLC144A	7.75	10-15-2031	620,000	645,662
				8,676,204
Total corporate bonds and notes (Cost $152,419,463)				148,532,629
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 11

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 4.12%
Financial: 4.12%
Banks: 4.12%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75%	9-22-2027	EUR	3,000,000	$3,004,016
AIB Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+6.63%)ʊ±	6.25	6-23-2025	EUR	2,000,000	2,141,098
Banco Santander SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.53%)ʊ±	4.38	1-14-2026	EUR	3,000,000	3,078,329
CaixaBank SA (EURIBOR ICE Swap Rate 11:00am+5.14%)ʊ±	8.25	3-13-2029	EUR	1,400,000	1,592,469
Commerzbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+6.36%)ʊ±	6.13	10-9-2025	EUR	2,600,000	2,758,367
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	1,600,000	1,767,068
					14,341,347
Total foreign corporate bonds and notes (Cost $15,741,610)					14,341,347

	Shares
Investment companies: 4.06%
Exchange-traded funds: 4.06%
iShares iBoxx $ High Yield Corporate Bond ETF	117,597	9,071,433
Vanguard Total World Stock ETF	45,132	5,083,217
Total investment companies (Cost $14,049,150)		14,154,650

			Principal
Loans: 2.86%
Communications: 0.12%
Media: 0.12%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.46	8-2-2027	$194,641	194,836
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)±	9.85	9-30-2027	284,401	225,672
				420,508
Consumer, cyclical: 0.89%
Airlines: 0.36%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.74	6-21-2027	915,000	932,779
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.07	10-20-2027	321,166	328,427
				1,261,206
Auto parts & equipment: 0.16%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.59	3-30-2027	559,344	554,976
Housewares: 0.09%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	11.09	10-30-2029	330,000	331,445
Leisure time: 0.02%
Carnival Corp. (U.S. SOFR 1 Month+2.75%)±	8.09	8-8-2027	64,859	65,062
See accompanying notes to portfolio of investments
12 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 0.26%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.85%	3-3-2028	$705,000	$648,501
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	9.19	2-11-2028	245,000	243,979
				892,480
Consumer, non-cyclical: 0.49%
Commercial services: 0.11%
GEO Group, Inc. (U.S. SOFR 3 Month+5.25%)±	10.59	4-13-2029	360,000	366,750
Healthcare-services: 0.38%
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.00%)±	9.33	5-17-2031	135,000	135,127
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.75%)±	10.06	11-16-2028	135,000	135,641
ModivCare, Inc. (U.S. SOFR 3 Month+4.75%)‡±	10.08	6-20-2031	1,070,000	1,048,600
				1,319,368
Energy: 0.47%
Energy-alternate sources: 0.14%
Enviva, Inc. (U.S. SOFR 3 Month+8.00%)±	13.30	12-13-2024	250,348	287,900
Enviva, Inc. (U.S. SOFR 3 Month+8.00%)±	13.35	12-13-2024	166,899	191,933
				479,833
Pipelines: 0.33%
GIP III Stetson I LP (U.S. SOFR 1 Month+3.50%)±	8.83	10-31-2028	865,133	869,243
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.10	8-1-2029	269,325	269,158
				1,138,401
Financial: 0.72%
Diversified financial services: 0.11%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)‡±	11.84	4-30-2027	414,827	404,456
Insurance: 0.61%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.71	12-23-2026	1,576,722	1,562,263
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.71	1-31-2028	209,029	193,908
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	10.08	5-6-2032	350,000	356,272
				2,112,443
Industrial: 0.12%
Building materials: 0.12%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	9.19	11-23-2027	438,897	427,525
Technology: 0.05%
Software: 0.05%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.75%)±	10.09	11-28-2028	184,535	185,046
Total loans (Cost $9,855,323)				9,959,499
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 13

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 3.25%
California: 0.52%
Education revenue: 0.31%
California PFA EEC, Inc. Series B144A	5.00%	6-15-2031	$990,000	$926,535
California School Finance Authority Fenton Charter Public Schools Series B144A	4.25	7-1-2025	140,000	139,659
				1,066,194
Tobacco revenue: 0.21%
Golden State Tobacco Securitization Corp. Series A-1	4.21	6-1-2050	1,000,000	746,579
				1,812,773
Colorado: 0.13%
Health revenue: 0.13%
Denver Health & Hospital Authority Series B	5.15	12-1-2026	445,000	441,743
Florida: 0.45%
Education revenue: 0.13%
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-2144A	5.43	6-1-2027	465,000	462,538
Water & sewer revenue: 0.32%
Charlotte County IDA MSKP Town & Country Utility LLC Series B144A	5.00	10-1-2036	1,250,000	1,108,170
				1,570,708
Georgia: 0.06%
Health revenue: 0.06%
Development Authority of Cobb County Presbyterian Village Austell, Inc. Series B144A	5.75	12-1-2028	200,000	194,740
Guam: 0.16%
Airport revenue: 0.16%
Antonio B Won Pat International Airport Authority Series A	4.46	10-1-2043	675,000	551,809
Illinois: 0.36%
GO revenue: 0.36%
Chicago Board of Education Series E	6.04	12-1-2029	1,255,000	1,258,486
Indiana: 0.13%
Health revenue: 0.13%
County of Knox Good Samaritan Hospital Obligated Group Series B	5.90	4-1-2034	480,000	464,330
Iowa: 0.33%
Housing revenue: 0.33%
City of Coralville Series C	5.00	5-1-2030	1,200,000	1,157,496
See accompanying notes to portfolio of investments
14 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 0.17%
Health revenue: 0.17%
Louisiana Local Government Environmental Facilities & CDA Glen Retirement System Obligated Group Series B	5.75%	1-1-2029	$630,000	$605,373
New Jersey: 0.27%
Education revenue: 0.27%
New Jersey Educational Facilities Authority Georgian Court University A New Jersey Non Profit Corp. Series H	4.25	7-1-2028	1,000,000	930,004
New York: 0.18%
Education revenue: 0.08%
Yonkers Economic Development Corp. Charter School of Educational Excellence Series B	4.50	10-15-2024	275,000	273,309
Health revenue: 0.05%
Jefferson County Civic Facility Development Corp. Samaritan Medical Center Obligated Group Series B	4.25	11-1-2028	180,000	171,050
Utilities revenue: 0.05%
New York State Energy Research & Development Authority Series A	4.81	4-1-2034	195,000	191,226
				635,585
Oklahoma: 0.14%
Health revenue: 0.14%
Oklahoma Development Finance Authority OU Medicine Obligated Group Series C	5.45	8-15-2028	500,000	470,557
Texas: 0.17%
Industrial development revenue: 0.17%
Port of Beaumont IDA Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	4.10	1-1-2028	700,000	605,827
Wisconsin: 0.18%
Education revenue: 0.18%
PFA Burrell College of Osteopathic Medicine LLC144A	5.13	6-1-2028	635,000	620,876
Total municipal obligations (Cost $12,138,587)				11,320,307

	Dividend rate	Shares
Preferred stocks: 0.23%
Energy: 0.23%
Oil, gas & consumable fuels: 0.23%
Petroleo Brasileiro SA	0.08	117,216	797,851
Total preferred stocks (Cost $932,304)			797,851
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 15

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 10.06%
Basic materials: 0.15%
Chemicals: 0.15%
Braskem Netherlands Finance BV144A	4.50%	1-31-2030	$635,000	$536,936
Communications: 0.17%
Telecommunications: 0.17%
Altice France SA144A	8.13	2-1-2027	795,000	596,199
Consumer, cyclical: 2.52%
Airlines: 0.75%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	1,355,000	1,463,400
Latam Airlines Group SA144A	13.38	10-15-2027	555,000	616,075
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	590,000	517,208
				2,596,683
Auto manufacturers: 0.16%
Aston Martin Capital Holdings Ltd.144A	10.00	3-31-2029	560,000	551,774
Entertainment: 0.22%
Banijay Entertainment SASU144A	8.13	5-1-2029	755,000	772,139
Leisure time: 1.39%
Carnival Corp.144A	6.00	5-1-2029	1,200,000	1,185,384
Carnival Corp.144A	7.00	8-15-2029	245,000	253,964
Carnival Corp.144A	7.63	3-1-2026	340,000	343,361
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	1,095,000	1,081,032
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	1,350,000	1,361,341
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	585,000	624,525
				4,849,607
Consumer, non-cyclical: 0.19%
Pharmaceuticals: 0.19%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	600,000	667,115
Energy: 1.19%
Oil & gas: 0.55%
Baytex Energy Corp.144A	8.50	4-30-2030	550,000	575,190
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	822,156	859,153
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	460,000	464,300
				1,898,643
Pipelines: 0.64%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	725,000	741,120
Northriver Midstream Finance LP144A	5.63	2-15-2026	1,195,000	1,195,331
Northriver Midstream Finance LP144A%%	6.75	7-15-2032	305,000	305,534
				2,241,985
See accompanying notes to portfolio of investments
16 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 4.71%
Banks: 4.08%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95%	5-2-2029	$450,000	$464,850
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	305,000	311,481
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	330,000	331,230
Danske Bank AS (7 Year Treasury Constant Maturity+4.13%)ʊ±	7.00	6-26-2025	2,300,000	2,297,125
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+3.75%)ʊ±	6.00	5-22-2027	475,000	458,659
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+4.37%)ʊ±	6.38	3-30-2025	2,000,000	1,994,003
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	710,000	708,170
NatWest Group PLC (5 Year Treasury Constant Maturity+3.10%)ʊ±	4.60	6-28-2031	1,500,000	1,181,961
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity+3.46%)ʊ±	5.13	5-13-2025	2,000,000	1,960,500
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year+5.87%)144Aʊ±	8.00	9-29-2025	3,535,000	3,530,917
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	790,000	723,500
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	245,000	249,912
				14,212,308
Diversified financial services: 0.63%
AerCap Holdings NV (5 Year Treasury Constant Maturity+4.54%)±	5.88	10-10-2079	440,000	437,900
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	740,000	714,110
Macquarie Airfinance Holdings Ltd.144A	6.50	3-26-2031	210,000	215,946
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	765,000	806,288
				2,174,244
Industrial: 0.77%
Aerospace/defense: 0.19%
Bombardier, Inc.144A	8.75	11-15-2030	625,000	675,489
Electronics: 0.29%
Sensata Technologies BV144A	4.00	4-15-2029	475,000	436,098
Sensata Technologies BV144A	5.88	9-1-2030	580,000	567,990
				1,004,088
Machinery-diversified: 0.13%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	450,000	446,568
Packaging & containers: 0.16%
Trivium Packaging Finance BV144A	8.50	8-15-2027	555,000	550,860
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 17

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.36%
Electric: 0.36%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75%	1-18-2082	$415,000	$379,647
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	895,000	888,237
				1,267,884
Total yankee corporate bonds and notes (Cost $35,034,920)				35,042,522

		Yield	Shares
Short-term investments: 3.73%
Investment companies: 3.73%
Allspring Government Money Market Fund Select Class♠∞##		5.25	12,971,980	12,971,980
Total short-term investments (Cost $12,971,980)				12,971,980
Total investments in securities (Cost $329,048,224)	99.21%			345,527,070
Other assets and liabilities, net	0.79			2,765,614
Total net assets	100.00%			$348,292,684

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original an aggregate cost of $65,232), representing 0.00% of its net assets as of period end.

‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:
ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GO	General obligation
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments
18 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,367,286	$95,226,686	$(93,621,992)	$0	$0	$12,971,980	12,971,980	$534,704
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	14,528,354	EUR	13,450,000	Citibank N.A.	9-30-2024	$61,111	$0
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	58	9-19-2024	$6,332,371	$6,379,094	$46,723	$0
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Co.	(909)	$(7,590,150)	$83.50	7-5-2024	$(1)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(1,100)	(9,020,000)	82.00	7-12-2024	(2,267)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(1,189)	(9,868,700)	83.00	7-19-2024	(3,008)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(646)	(2,874,700)	44.50	7-5-2024	(23)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(407)	(1,831,500)	45.00	7-12-2024	(20,553)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,217)	(5,537,350)	45.50	7-26-2024	(4,868)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(1)	(2,137,500)	21,375.00	7-12-2024	(140)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(1)	(2,162,500)	21,625.00	7-19-2024	(203)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(2)	(4,360,000)	21,800.00	7-26-2024	(460)
Russell 2000 Index	Morgan Stanley Co.	(17)	(3,663,500)	2,155.00	7-5-2024	(637)
Russell 2000 Index	Morgan Stanley Co.	(1)	(225,000)	2,250.00	7-12-2024	(58)
Russell 2000 Index	Morgan Stanley Co.	(7)	(1,533,000)	2,190.00	7-26-2024	(2,345)
Russell 2000 Index	Morgan Stanley Co.	(26)	(5,746,000)	2,210.00	7-26-2024	(5,980)
S&P 500 Index	Morgan Stanley Co.	(10)	(5,525,000)	5,525.00	7-5-2024	(7,950)
S&P 500 Index	Morgan Stanley Co.	(16)	(9,080,000)	5,675.00	7-5-2024	(160)
S&P 500 Index	Morgan Stanley Co.	(16)	(8,944,000)	5,590.00	7-12-2024	(10,800)
S&P 500 Index	Morgan Stanley Co.	(11)	(6,314,000)	5,740.00	7-12-2024	(330)
S&P 500 Index	Morgan Stanley Co.	(5)	(2,905,000)	5,810.00	7-19-2024	(175)
S&P 500 Index	Morgan Stanley Co.	(24)	(13,572,000)	5,655.00	7-19-2024	(9,840)
S&P 500 Index	Morgan Stanley Co.	(21)	(12,232,500)	5,825.00	7-26-2024	(1,312)
						$(71,110)
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 19

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2024, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or
20 | Allspring Diversified Income Builder Fund

Notes to portfolio of investments—June 30, 2024 (unaudited)
assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
As of June 30, 2024, the Fund had the following unfunded loan commitments which are available until the maturity date:
	Unfunded commitments	Unrealized gain (loss)
Enviva Partners LP/Enviva Partners Finance Corp. , 4.00%, 12-13-2024 Tranche B	$417,247	$4,519
Based on the nature of the terms of the loans and comparative market rates, the carrying amount of the unfunded loan commitments at June 30, 2024, approximates its fair value. If measured at fair value, the unfunded loan commitments would be categorized as Level 2 under the fair value hierarchy.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Allspring Diversified Income Builder Fund | 21

Notes to portfolio of investments—June 30, 2024 (unaudited)
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$180,238	$0	$180,238
Common stocks
Communication services	9,250,544	0	0	9,250,544
Consumer discretionary	8,994,966	0	0	8,994,966
Consumer staples	5,414,513	0	0	5,414,513
Energy	5,110,052	0	0	5,110,052
Financials	18,528,631	0	0	18,528,631
Health care	8,812,837	0	0	8,812,837
Industrials	11,830,360	0	0	11,830,360
Information technology	23,530,259	0	0	23,530,259
Investment Companies	0	0	10,302	10,302
Materials	1,813,704	0	0	1,813,704
Real estate	3,883,929	0	0	3,883,929
Utilities	1,045,950	0	0	1,045,950
Corporate bonds and notes	0	148,532,629	0	148,532,629
Foreign corporate bonds and notes	0	14,341,347	0	14,341,347
Investment companies	14,154,650	0	0	14,154,650
Loans	0	8,506,443	1,453,056	9,959,499
Municipal obligations	0	11,320,307	0	11,320,307
Preferred stocks
Energy	797,851	0	0	797,851
Yankee corporate bonds and notes	0	35,042,522	0	35,042,522
Short-term investments
Investment companies	12,971,980	0	0	12,971,980
	126,140,226	217,923,486	1,463,358	345,527,070
Forward foreign currency contracts	0	61,111	0	61,111
Futures contracts	46,723	0	0	46,723
Total assets	$126,186,949	$217,984,597	$1,463,358	$345,634,904
Liabilities
Written options	$65,811	$5,299	$0	$71,110
Total liabilities	$65,811	$5,299	$0	$71,110
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
22 | Allspring Diversified Income Builder Fund

Notes to portfolio of investments—June 30, 2024 (unaudited)
As of June 30, 2024, $215,000 was segregated as cash collateral for these open futures contracts. The Fund also had $40,000 segregated as cash collateral for open forward foreign currency contracts.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Diversified Income Builder Fund | 23